CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (12,309)	$ (19,686)	$ (70,681)	$ (133,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	142	55	348	89
Employee stock based compensation	5,963	13,955	41,502	123,245
Non-employee stock compensation	72	35	768	186
Non-cash warrant expense	984
Forgiveness of Paycheck Protection Loan			(397)	(93)
Loss on the fair value of Convertible debt and Warrant liability			2,285
Loss on the sale of property and equipment			152
Changes in assets and liabilities:
Prepaid expenses and other current assets	(185)	(23)	(676)	(285)
Change in inventory	(580)
Accounts payable	(139)	167	1,211	(56)
Accrued expenses	(926)	312	1,520	70
Payroll tax liabilities	61	(51)	(47)	(555)
Net change in operating lease assets and liabilities	(6)	(4)	(22)
Gain on fair value of Convertible debt and Warrant liability	(2,281)
Contract liability	3		523
Deferred rent				(12)
Security deposits	(102)		(11)	(3)
Vendor deposits	(67)	(13)	75	(38)
Net cash used in operating activities	(9,370)	(5,253)	(23,450)	(11,188)
Cash flows from investing activities:
Purchases of property and equipment	(94)	(174)	(1,787)	(1,019)
Payments on financing lease liability	(40)
Addition of intangible assets				(12)
Proceeds from sale of property and equipment			230
Net cash used in investing activities	(134)	(174)	(1,557)	(1,031)
Cash flows from financing activities
Proceeds from stock issuance			15,302	14,925
Proceeds from the issuance of convertible debt	9,000		9,000
Payments on Convertible Debt	(1,864)
Proceeds from exercised stock options	546		260
Proceeds from paycheck protection loan				397
Proceeds from public offering, net of offering costs	12,020	3,413
Net cash provided by financing activities	19,702	3,413	24,562	15,322
Net (decrease) increase in cash	10,198	(2,014)	(445)	3,103
Cash, beginning of period	2,701	3,146	3,146	43
Cash, end of period	12,899	1,132	2,701	3,146
Supplemental disclosure of cash flow information:
Cash paid for interest	1	1	7	1
Supplemental disclosures of non-cash activity:
Purchases on account related to property and equipment			232
Incremental expense on Class C to Class A stock exchange			$ 572
Debt converted to equity	$ 14,481